DEBT	12 Months Ended
Dec. 31, 2025
Debt Disclosure [Abstract]
DEBT	DEBT
A summary of long-term debt, including the current portion, is as follows:

	December 31
(In millions)	2025	2024
6.50% debentures due 2025	$—	$145
0.70% Euro notes due 2025	—	520
0.128% Euro notes due 2026	1,057	935
3.10% senior notes due 2027	700	700
4.35% senior notes due 2028	500	500
7.65% debentures due 2029	200	200
0.577% Euro notes due 2030	704	624
4.450% senior notes due 2030	500	—
3.601% Euro notes due 2031	587	520
4.00% senior notes due 2032	700	700
4.15% sustainability-linked senior notes due 2033	1,300	1,300
5.45% debentures due 2034	137	137
3.625% Euro notes due 2035	587	—
3.802% Euro notes due 2036	587	520
5.80% notes due 2037	240	240
4.15% senior notes due 2042	1,000	1,000
3.92% senior notes due 2047	300	300
4.70% senior notes due 2052	700	700
5.25% to 7.875% notes (maturities ranging from 2026 to 2035)	99	99
Finance leases	25	28
Deferred debt issuance costs	(47)	(45)
Unamortized discount	(13)	(7)
Fair value hedging adjustment	31	37
Total long-term debt	9,894	9,152
Less current portion of long-term debt	(1,136)	(674)
Long-term debt less current portion	$8,758	$8,478
Substantially all these long-term debt instruments are fully and unconditionally guaranteed on an unsubordinated, unsecured basis by Eaton and certain of its direct and indirect subsidiaries (the Senior Notes). Further, as of December 31, 2025, all of these long-term debt instruments, except the 0.128% Euro notes due 2026, the 0.577% Euro notes due 2030, the 3.601% Euro notes due 2031, and the 3.802% Euro notes due 2036 are registered by Eaton Corporation under the Securities Act of 1933, as amended (the Registered Senior Notes).
On May 9, 2025, a subsidiary of Eaton issued Euro denominated notes (2025 Euro Notes) with a face amount of €500 million ($564 million). The 2025 Euro Notes mature in 2035 with interest payable annually at a rate of 3.625% per annum. The issuer received proceeds totaling €494 million ($558 million) from the 2025 Euro Notes issuance, net of financing costs and discounts. The 2025 Euro Notes are fully and unconditionally guaranteed on an unsubordinated, unsecured basis by Eaton and certain of its direct and indirect subsidiaries. The 2025 Euro Notes contain customary optional redemption and par call provisions. The 2025 Euro Notes also contain a change of control provision which requires the Company to make an offer to purchase all or any part of the 2025 Euro Notes at a purchase price of 101% of the principal amount plus accrued and unpaid interest. The capitalized deferred financing fees are amortized in Interest expense - net over the term of the 2025 Euro Notes. The 2025 Euro Notes are subject to customary non-financial covenants.
Also on May 9, 2025, the same subsidiary of Eaton issued senior notes (2025 Notes) with a face amount of $500 million. The 2025 Notes mature in 2030 with interest payable semi-annually at a rate of 4.45% per annum. The issuer received proceeds totaling $495 million from the 2025 Notes issuance, net of financing costs and discounts. The 2025 Notes are fully and unconditionally guaranteed on an unsubordinated, unsecured basis by Eaton and certain of its direct and indirect subsidiaries. The 2025 Notes contain customary optional redemption and par call provisions. The 2025 Notes also contain a change of control provision which requires the Company to make an offer to purchase all or any part of the 2025 Notes at a purchase price of 101% of the principal amount plus accrued and unpaid interest. The capitalized deferred financing fees are amortized in Interest expense - net over the term of the 2025 Notes. The 2025 Notes are subject to customary non-financial covenants.
On September 29, 2025, a subsidiary of Eaton entered into a new $3,000 million five-year revolving credit agreement that will expire on September 27, 2030 (New Revolving Credit Agreement), which replaced the $500 million 364-day revolving credit agreement dated September 30, 2024 and $2,500 million five-year revolving credit agreement dated October 3, 2022. The New Revolving Credit Agreement is used to support commercial paper borrowings and is fully and unconditionally guaranteed by Eaton and certain of its direct and indirect subsidiaries on an unsubordinated, unsecured basis. There were no borrowings outstanding under the New Revolving Credit Agreement at December 31, 2025. The Company maintains access to the commercial paper markets through its $3,000 million commercial paper program, of which nonewas outstanding on December 31, 2025. On February 6, 2026, a subsidiary of Eaton exercised a $1,000 million upsize of the existing $3,000 million five-year revolving credit agreement, increasing the total facility size to $4,000 million. The upsize was executed under the New Revolving Credit Agreement, and the facility’s maturity date remains unchanged at September 27, 2030. Also on February 6, 2026, the Company increased its commercial paper program from $3,000 million to $4,000 million.
On February 6, 2026, a subsidiary of Eaton entered into a senior unsecured delayed-draw term loan facility (Term Credit Agreement) in an aggregate principal amount of up to $8,000 million. The proceeds of the Term Credit Agreement, if drawn, will be used solely by the Company to finance a portion of the expected acquisition of Boyd Thermal. The Term Credit Agreement will mature and be payable in full on December 31, 2026 unless the Term Credit Agreement is terminated earlier pursuant to its terms. The Term Credit Agreement is fully and unconditionally guaranteed by Eaton and certain of its direct and indirect subsidiaries on an unsubordinated, unsecured basis. The Company has not drawn on the Term Credit Agreement.
In addition to the revolving credit facility, the Company also had available lines of credit of $872 million from various banks primarily for the issuance of letters of credit, of which there was $350 million outstanding at December 31, 2025. Borrowings outside the United States are generally denominated in local currencies.
Short-term debt of $1 million at December 31, 2025 was entirely comprised of short-term debt outside the United States. There was no short-term debt outstanding at December 31, 2024.
Eaton is in compliance with each of its debt covenants for all periods presented.
Maturities of long-term debt for each of the next five years are as follows:

(In millions)
2026	$1,136
2027	706
2028	504
2029	203
2030	1,206
Interest paid on debt is as follows:

(In millions)
2025	$351
2024	329
2023	319